UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number   811-2460

Fidelity Union Street Trust

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts  02210

 (Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	August 31

Date of reporting period:	May 31, 2016

Item 1.

Schedule of Investments

Quarterly Holdings Report
for

Fidelity® Arizona Municipal Income Fund

May 31, 2016

AZI-QTLY-0716
1.802196.112

Investments May 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 92.9%
	Principal Amount	Value
Arizona - 92.1%
Arizona Board of Regents Arizona State Univ. Rev.:
(Polytechnic Campus Proj.) Series 2008 C, 5.75% 7/1/23 (Pre-Refunded to 7/1/18 @ 100)	$250,000	$275,120
Series 2012 A, 5% 7/1/26	1,000,000	1,193,600
Series 2015 A, 5% 7/1/35	2,215,000	2,684,226
Series 2015 B, 5% 7/1/31	1,525,000	1,873,203
Series 2015 D:
5% 7/1/34	500,000	607,740
5% 7/1/35	900,000	1,090,656
5% 7/1/41	465,000	555,131
5% 7/1/46	3,000,000	3,573,450
Arizona Board of Regents Ctfs. of Prtn. (Univ. of Arizona Projs.) Series 2012 C, 5% 6/1/26	3,035,000	3,569,433
Arizona Ctfs. of Prtn.:
Series 2010 A, 5% 10/1/29 (FSA Insured)	5,000,000	5,540,100
Series 2013 A, 5% 10/1/25	1,870,000	2,232,500
Series 2015, 5% 9/1/27	1,500,000	1,839,690
Arizona Game and Fish Dept. and Commission (AGF Administration Bldg. Proj.) Series 2006:
5% 7/1/21	1,280,000	1,284,198
5% 7/1/32	470,000	471,372
Arizona Health Facilities Auth. Hosp. Sys. Rev. Series 2012 A, 5% 2/1/23	1,285,000	1,491,821
Arizona Health Facilities Auth. Rev.:
(Banner Health Sys. Proj.):
Series 2007 B, 1.229%, tender 1/1/37 (a)	1,000,000	915,700
Series 2008 A, 5.25% 1/1/31	1,000,000	1,067,010
Series 2008 D:
5.375% 1/1/32	1,005,000	1,074,305
5.5% 1/1/38	100,000	106,863
6% 1/1/27	1,000,000	1,078,560
(Scottsdale Lincoln Hospitals Proj.) Series 2014 A:
5% 12/1/26	2,000,000	2,456,420
5% 12/1/42	2,000,000	2,307,700
Series 2011 B1, 5.25% 3/1/39	1,000,000	1,120,370
Series 2012 A, 5% 1/1/43	3,500,000	3,912,265
Arizona State Lottery Rev. Series 2010 A, 5% 7/1/21 (FSA Insured)	1,000,000	1,130,430
Arizona Trans. Board Hwy. Rev. Series 2011 A, 5.25% 7/1/26	1,250,000	1,484,400
Arizona Wtr. Infrastructure Fin. Auth. Rev. Series A, 5% 10/1/28	2,000,000	2,466,740
Avondale Muni. Dev. Corp. Excise Tax Rev. 5% 7/1/28	500,000	540,480
Buckeye Excise Tax Rev. Series 2015:
5% 7/1/27	350,000	421,925
5% 7/1/28	500,000	599,600
5% 7/1/29	455,000	544,003
Central Wtr. Conservation District (Central Arizona Proj.) Series 2016 A, 5% 1/1/36	500,000	606,820
Cottonwood Wtr. Sys. Rev.:
5% 7/1/26 (XL Cap. Assurance, Inc. Insured)	1,405,000	1,408,274
5% 7/1/30 (XL Cap. Assurance, Inc. Insured)	1,125,000	1,127,351
5% 7/1/35 (XL Cap. Assurance, Inc. Insured)	1,300,000	1,302,197
Dysart Unified School District #89 Gen. Oblig. Series 2014:
5% 7/1/23	700,000	856,555
5% 7/1/27	1,300,000	1,584,128
Glendale Gen. Oblig. Series 2015, 5% 7/1/22 (FSA Insured)	1,000,000	1,205,160
Glendale Indl. Dev. Auth. (Midwestern Univ. Proj.) Series 2007, 5.25% 5/15/19	1,000,000	1,109,340
Glendale Sr. Excise Tax Rev. Series 2015 A, 5% 7/1/28	1,000,000	1,214,570
Goodyear McDowell Road Commercial Corridor Impt. District 5.25% 1/1/17 (AMBAC Insured)	1,580,000	1,621,096
Goodyear Pub. Impt. Corp. Facilities Rev. Series 2008, 6% 7/1/31	1,000,000	1,102,340
Marana Muni. Property Corp. Facilities Rev. Series A, 5.25% 7/1/22	1,620,000	1,765,071
Maricopa County Indl. Dev. Auth. Health Facilities Rev. (Catholic Healthcare West Proj.):
Series 2007 A, 5.25% 7/1/32	1,000,000	1,043,450
Series 2009 A, 6% 7/1/39	1,000,000	1,140,690
Maricopa County Poll. Cont. Rev. (Southern California Edison Co. Proj.) Series 2000 A, 5% 6/1/35	6,000,000	6,714,659
Maricopa County School District #28 Kyrene Elementary:
Series 2010 B:
5.25% 7/1/28	690,000	837,812
5.5% 7/1/29	480,000	592,493
5.5% 7/1/30	400,000	493,444
Series 2010 C, 4% 7/1/29	650,000	725,381
McAllister Academic Village LLC Rev. (Arizona State Univ. Hassayampa Academic Village Proj.) Series 2008, 5% 7/1/38	1,000,000	1,069,620
Northern Ariz Univ. Ctfs. of Prtn.:
(Univ. Proj.) Series 2013, 5% 9/1/24	1,000,000	1,181,050
Series 2015:
3% 9/1/16 (FSA Insured)	1,490,000	1,498,374
5% 9/1/20 (FSA Insured)	440,000	506,022
Northern Arizona Univ. Revs.:
Series 2012:
5% 6/1/36	860,000	980,297
5% 6/1/41	1,250,000	1,410,275
Series 2013, 5% 8/1/27	1,000,000	1,186,000
Series 2014, 5% 6/1/29	500,000	598,070
Series 2015, 5% 6/1/30	1,000,000	1,202,040
Phoenix Civic Impt. Board Arpt. Rev.:
Series 2008 A, 5% 7/1/33	1,000,000	1,075,600
Series 2013:
5% 7/1/26 (b)	1,100,000	1,308,769
5% 7/1/29 (b)	500,000	588,775
Series 2015 A, 5% 7/1/45	3,400,000	3,951,446
Phoenix Civic Impt. Corp. District Rev. (Plaza Expansion Proj.) Series 2005 B, 5.5% 7/1/38 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000,000	2,779,040
Phoenix Gen. Oblig. Series 2014, 4% 7/1/26	2,000,000	2,314,740
Phoenix-Mesa Gateway Arpt. Auth. (Mesa Proj.) Series 2012:
5% 7/1/24 (b)	380,000	436,715
5% 7/1/27 (b)	400,000	457,024
Pima County Ctfs. of Prtn.:
(Justice Bldg. Proj.) Series 2007 A:
5% 7/1/19 (Pre-Refunded to 7/1/17 @ 100)	650,000	680,316
5% 7/1/21 (Pre-Refunded to 7/1/17 @ 100)	910,000	952,442
Series 2013 A, 5% 12/1/22	1,000,000	1,200,060
Series 2014, 5% 12/1/27	1,745,000	2,063,689
Pima County Swr. Sys. Rev.:
Series 2011 B:
5% 7/1/22	1,635,000	1,927,779
5% 7/1/25	1,000,000	1,178,000
Series 2012 A:
5% 7/1/25	1,600,000	1,931,360
5% 7/1/26	1,000,000	1,201,930
Pima County Unified School District #1 Tucson (Proj. of 2004):
Series 2007 C, 5% 7/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,043,760
Series 2008 D, 5% 7/1/25 (FSA Insured)	1,000,000	1,078,810
Queen Creek Excise Tax & State Shared Rev. 5% 8/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,125,000	1,178,820
Salt River Proj. Agricultural Impt. & Pwr. District Elec. Sys. Rev.:
Series 2008 A:
5% 1/1/24	1,075,000	1,148,283
5% 1/1/33	1,000,000	1,064,080
5% 1/1/38	2,400,000	2,545,992
Series 2009 A, 5% 1/1/26	2,950,000	3,246,357
Series 2015 A:
5% 12/1/34	1,500,000	1,839,675
5% 12/1/45	1,000,000	1,201,150
Salt Verde Finl. Corp. Sr. Gas Rev. Series 2007:
5% 12/1/37	1,500,000	1,866,510
5.5% 12/1/29	3,000,000	3,834,960
Scottsdale Indl. Dev. Auth. Hosp. Rev. (Scottsdale Healthcare Proj.):
Series 2006 C, 5% 9/1/35 (FSA Insured)	420,000	473,021
Series 2008 A, 5% 9/1/23	355,000	384,202
Scottsdale Muni. Property Corp. Excise Tax Rev. Series 2015, 5% 7/1/34	1,355,000	1,656,894
Surprise Pledged Rev. Series 2015, 5% 7/1/26	1,010,000	1,250,915
Tempe Excise Tax Rev.:
Series 2012, 5% 7/1/25	1,090,000	1,303,814
Series 2016:
5% 7/1/28 (c)	315,000	397,517
5% 7/1/29 (c)	500,000	629,435
5% 7/1/30 (c)	325,000	407,462
5% 7/1/31 (c)	375,000	468,233
Tempe Transit Excise Tax Rev. Series 2008, 4.75% 7/1/38	60,000	63,796
Tucson Ctfs. of Prtn.:
Series 2007, 5% 7/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,042,100
Series 2014:
4% 7/1/20 (FSA Insured)	500,000	552,815
5% 7/1/28 (FSA Insured)	1,000,000	1,196,360
Tucson Wtr. Rev.:
Series 2015, 5% 7/1/31	1,000,000	1,231,100
5% 7/1/27	1,000,000	1,245,080
5% 7/1/28	2,000,000	2,478,920
Univ. Med. Ctr. Corp. Hosp. Rev.:
Series 2011, 6% 7/1/39 (Pre-Refunded to 7/1/21 @ 100)	2,235,000	2,739,663
5.625% 7/1/36 (Pre-Refunded to 7/1/23 @ 100)	1,000,000	1,259,160
Univ. of Arizona Univ. Revs.:
Series 2009 A, 5% 6/1/39 (Pre-Refunded to 6/1/19 @ 100)	1,000,000	1,119,600
Series 2012 A, 5% 6/1/37	2,225,000	2,577,151
Series 2014, 5% 8/1/28	1,000,000	1,221,470
Series 2015 A 5% 6/1/30	2,500,000	3,079,875
5% 6/1/38	2,000,000	2,433,840
5% 6/1/39	1,845,000	2,239,775
Yavapai County Indl. Dev. Auth.:
(Northern Healthcare Sys. Proj.) Series 2011, 5% 10/1/20	1,000,000	1,142,950
Series 2012 A, 5.25% 8/1/33	2,000,000	2,267,300
Yuma Indl. Dev. Auth. Hosp. Rev. Series 2014 A, 5% 8/1/27	2,000,000	2,339,620

TOTAL ARIZONA		166,889,740

Guam - 0.6%
Guam Int'l. Arpt. Auth. Rev. Series 2013 C:
5% 10/1/18 (b)	300,000	321,783
6.375% 10/1/43 (b)	200,000	241,694
Guam Pwr. Auth. Rev. Series 2012 A, 5% 10/1/21 (FSA Insured)	400,000	468,628

TOTAL GUAM		1,032,105

Virgin Islands - 0.2%
Virgin Islands Pub. Fin. Auth. Series 2009 B, 5% 10/1/25	300,000	327,459
TOTAL INVESTMENT PORTFOLIO - 92.9%
(Cost $156,719,468)		168,249,304
NET OTHER ASSETS (LIABILITIES) - 7.1%		12,949,439
NET ASSETS - 100%		$181,198,743

Legend

 (a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (b) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

 (c) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Municipal securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Other Information

Income Tax Information

At May 31, 2016, the cost of investment securities for income tax purposes was $156,700,282. Net unrealized appreciation aggregated $11,549,022, of which $11,633,739 related to appreciated investment securities and $84,717 related to depreciated investment securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Maryland Municipal Income Fund

May 31, 2016

SMD-QTLY-0716
1.802198.112

Investments May 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 94.7%
	Principal Amount	Value
Guam - 0.8%
Guam Ed. Fing. Foundation Ctfs. of Prtn. Series 2006 A, 5% 10/1/23	500,000	505,030
Guam Int'l. Arpt. Auth. Rev. Series 2013 C:
5% 10/1/16 (a)	$300,000	$303,591
6.25% 10/1/34 (a)	300,000	365,928
Guam Pwr. Auth. Rev. Series 2012 A, 5% 10/1/24 (FSA Insured)	500,000	592,545

TOTAL GUAM		1,767,094

Maryland - 93.9%
Anne Arundel County Gen. Oblig.:
Series 2012:
5% 4/1/22	335,000	405,390
5% 4/1/23	4,050,000	4,865,670
Series 2014, 5% 4/1/25	2,140,000	2,684,009
Series 2015:
5% 4/1/30	6,795,000	8,405,954
5% 4/1/31	2,780,000	3,426,461
5% 4/1/33	2,585,000	3,158,146
5% 4/1/33	5,895,000	7,202,039
Baltimore Convention Ctr. Hotel Rev. Series 2006 A:
5.25% 9/1/17 (XL Cap. Assurance, Inc. Insured)	1,350,000	1,364,351
5.25% 9/1/27 (XL Cap. Assurance, Inc. Insured)	1,020,000	1,026,477
Baltimore County Gen. Oblig.:
(Metropolitan District Proj.) Series 71, 5% 2/1/38 (Pre-Refunded to 2/1/18 @ 100)	1,930,000	2,064,463
(Oak Crest Village, Inc. Proj.) Series 2007 A, 5% 1/1/22	500,000	512,670
Series 2014 B:
4.5% 9/1/23	1,645,000	1,993,855
4.5% 9/1/24	4,730,000	5,822,346
4% 8/1/24	3,000,000	3,321,870
Baltimore Gen. Oblig.:
Series 2013 B:
5% 10/15/23	1,100,000	1,336,654
5% 10/15/24	1,875,000	2,269,500
5% 6/15/23	350,000	413,532
5% 6/15/24	500,000	595,675
Baltimore Proj. Rev.:
(Wastewtr. Proj.):
Series 2007 D, 5% 7/1/37 (FSA Insured)	4,000,000	4,163,120
Series 2008 A, 5% 7/1/38 (FSA Insured)	2,000,000	2,148,200
Series 2009 C, 5.625% 7/1/39	2,000,000	2,264,020
(Wastewtr. Projs.):
Series 2014 C, 5% 7/1/27	2,325,000	2,837,407
Series 2014 D, 5% 7/1/28	2,750,000	3,380,245
(Wtr. Proj.) Series 1994 A, 5% 7/1/24 (FGIC Insured)	370,000	404,732
(Wtr. Projs.):
Series 2014 A:
5% 7/1/28	2,825,000	3,432,827
5% 7/1/33	3,000,000	3,583,410
Series 2014 B, 5% 7/1/28	1,580,000	1,942,104
Waste Wtr. 2014C 5% 7/1/34	1,285,000	1,529,433
5% 7/1/33 (FSA Insured)	1,260,000	1,357,411
5% 7/1/37 (AMBAC Insured)	1,260,000	1,311,383
Frederick County Econ. Dev. Rev. Series 2009 A:
5% 3/1/25 (Pre-Refunded to 3/1/19 @ 100)	610,000	676,411
5% 3/1/27 (Pre-Refunded to 3/1/19 @ 100)	1,255,000	1,391,632
Frederick County Gen. Oblig. Series 2014 A:
5% 8/1/23	650,000	805,903
5% 8/1/24	500,000	629,565
Howard County Gen. Oblig. (Consolidated Pub. Impt. Proj.) Series 2011 B:
5% 8/15/23	4,055,000	4,815,961
5% 8/15/23 (Pre-Refunded to 8/15/21 @ 100)	945,000	1,123,907
Maryland Dept. of Trans. Consolidated Trans. Rev. Series 2009, 4% 5/15/23	1,390,000	1,511,764
Maryland Econ. Dev. Corp. Student Hsg. Rev.:
(Towson Univ. Proj.) Series 2007 A, 5.25% 7/1/17	500,000	521,615
(Univ. of Maryland, Baltimore County Proj.) Series 2016:
5% 7/1/28 (FSA Insured)	350,000	424,389
5% 7/1/29 (FSA Insured)	700,000	846,013
(Univ. of Maryland, Baltimore County Student Hsg. Proj.) Series 2006, 5% 7/1/16 (Escrowed to Maturity)	500,000	501,740
5% 6/1/43 (FSA Insured)	575,000	679,115
Maryland Gen. Oblig. Series B, 5% 8/1/25	6,725,000	8,197,977
Maryland Health & Higher Edl. Facilities Auth. Rev.:
(Anne Arundel Health Sys. Proj.) Series 2010, 5% 7/1/28	510,000	563,326
(Doctors Cmnty. Hosp. Proj.) Series 2010, 5.75% 7/1/38	3,970,000	4,405,311
(Johns Hopkins Univ. Proj.) Series 2008 A, 5.25% 7/1/38	5,000,000	5,402,450
(LifeBridge Health Proj.) Series 2011, 6% 7/1/41	1,500,000	1,777,155
(Mercy Med. Ctr. Proj.) Series 2007 A, 5.5% 7/1/42 (Pre-Refunded to 7/1/17 @ 100)	1,000,000	1,051,440
(Univ. of Maryland Med. Sys. Proj.) Series 2010, 5.125% 7/1/39	1,700,000	1,852,473
(Upper Chesapeake Hosp. Proj.) Series 2008 C, 5.5% 1/1/18 (Escrowed to Maturity)	195,000	203,824
Series 2011 A, 5% 5/15/23	1,500,000	1,752,675
Series 2011, 5% 8/15/22	1,000,000	1,169,520
Series 2012 A:
5% 7/1/23	400,000	469,348
5% 7/1/24	700,000	819,168
5% 7/1/25	900,000	1,054,908
5% 7/1/25	1,000,000	1,153,540
5% 7/1/25	2,000,000	2,437,620
5% 7/1/25	1,120,000	1,282,389
5% 7/1/26	300,000	341,133
5% 10/1/30	750,000	882,600
Series 2012 B, 5% 7/1/25	1,135,000	1,346,791
Series 2012:
5% 7/1/23	850,000	1,006,460
5% 7/1/24	1,100,000	1,295,536
5% 7/1/26	1,080,000	1,234,613
5% 7/1/26	1,400,000	1,624,434
5% 7/1/27	300,000	346,245
5% 7/1/31	2,500,000	2,796,475
Series 2013 A:
5% 7/1/26	1,045,000	1,216,401
5% 7/1/27	1,185,000	1,369,860
5% 8/15/41	3,000,000	3,369,270
5% 7/1/43	3,495,000	3,892,976
Series 2013 B, 5% 8/15/38	2,000,000	2,297,680
Series 2014:
5% 7/1/27	3,495,000	4,108,093
5% 10/1/45	2,500,000	2,905,925
5.25% 7/1/25	5,000,000	6,085,700
Series 2015 A:
5% 5/15/29	2,000,000	2,441,760
5% 5/15/30	1,000,000	1,217,260
Series 2015:
5% 7/1/26	1,000,000	1,208,640
5% 7/1/27	1,000,000	1,197,170
5% 7/1/29	600,000	716,298
5% 8/15/29	2,000,000	2,392,160
5% 7/1/30	1,075,000	1,278,573
5% 7/1/31	2,200,000	2,616,614
5% 7/1/33	1,200,000	1,394,628
5% 7/1/34	1,200,000	1,388,424
5% 7/1/40	3,350,000	3,873,136
Series 2016 A, 5% 7/1/38	1,875,000	2,174,250
4% 7/1/42	2,175,000	2,291,210
5% 7/1/19 (FSA Insured)	260,000	272,212
5% 7/1/19 (Pre-Refunded to 7/1/17 @ 100)	40,000	41,866
Maryland Stadium Auth. Rev. (Pub. Schools Construction and Revitalization Prog.) Series 2016:
5% 5/1/36	2,000,000	2,430,620
5% 5/1/41	1,000,000	1,203,630
Maryland Trans. Auth. Passenger Facility Charge Rev. Series 2012 A, 5% 6/1/21 (a)	2,255,000	2,623,963
Maryland Trans. Auth. Trans. Facility Projects Rev.:
Series 2007, 5% 7/1/31 (FSA Insured)	5,000,000	5,209,950
Series 2008:
5% 7/1/35 (FSA Insured)	880,000	945,393
5% 7/1/37 (FSA Insured)	4,485,000	4,812,540
6.8% 7/1/16 (Escrowed to Maturity)	105,000	105,521
Montgomery County Gen. Oblig.:
(Trinity Health Cr. Group Proj.) Series 2011, 5% 12/1/40	1,000,000	1,135,290
Series 2016, 5% 12/1/45	2,500,000	3,005,575
Morgan State Univ. Academic & Auxiliary Facilities Fees Rev. Series 2012:
5% 7/1/20	650,000	745,206
5% 7/1/22	750,000	893,288
Prince Georges County Gen. Oblig. Series 2011 A, 5% 9/15/26	2,500,000	2,969,375
Worcester County Series 2014, 5% 3/1/24	1,670,000	2,088,886

TOTAL MARYLAND		215,538,123

TOTAL INVESTMENT PORTFOLIO - 94.7%
(Cost $206,037,222)		217,305,217
NET OTHER ASSETS (LIABILITIES) - 5.3%		12,069,749
NET ASSETS - 100%		$229,374,966

Legend

 (a) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Municipal securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Other Information

Income Tax Information

At May 31, 2016, the cost of investment securities for income tax purposes was $206,030,997. Net unrealized appreciation aggregated $11,274,220, all of which was related to appreciated investment securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Item 2.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Union Street Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 3.

Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Union Street Trust

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	July 28, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	July 28, 2016

By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	July 28, 2016